iShares
®
U.S. Technology ETF
Schedule of Investments
(unaudited)
January 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Communications Equipment  —  0 .1%
F5, Inc.
(a)
.............................. 70,750 $ 10,446,945
a
Electrical Equipment  —  0 .0%
Vertiv Holdings Co. , Class A
(b)
................ 358,815 5,102,349
a
Electronic Equipment, Instruments & Components  —  1 .9%
Amphenol Corp. , Class A ................... 696,254 55,540,182
Arrow Electronics, Inc.
(a) (b)
................... 72,793 8,552,449
Avnet, Inc. ............................. 108,073 4,958,389
CDW Corp. ............................. 160,722 31,506,334
Coherent Corp.
(a) (b)
........................ 141,023 6,120,398
Corning, Inc. ............................ 897,588 31,065,521
IPG Photonics Corp. ....................... 39,606 4,439,833
Jabil, Inc. .............................. 156,211 12,282,871
National Instruments Corp. .................. 154,227 8,328,258
TD SYNNEX Corp. ........................ 55,483 5,667,588
168,461,823
a
Health Care Technology  —  0 .0%
Definitive Healthcare Corp. , Class A
(a) (b)
.......... 40,834 505,525
a
Interactive Media & Services  —  14 .5%
Alphabet, Inc. , Class A
(a)
.................... 4,589,326 453,608,982
Alphabet, Inc. , Class C , NVS
(a)
................ 4,069,929 406,463,809
IAC, Inc.
(a) (b)
............................ 90,666 5,122,629
Match Group, Inc.
(a)
....................... 331,255 17,927,521
Meta Platforms, Inc. , Class A
(a) (b)
............... 2,390,017 356,040,832
Pinterest, Inc. , Class A
(a)
.................... 692,173 18,197,228
ZoomInfo Technologies, Inc.
(a)
................ 326,656 9,221,499
1,266,582,500
a
Internet & Direct Marketing Retail  —  0 .2%
DoorDash, Inc. , Class A
(a) (b)
.................. 297,041 17,204,615
a
IT Services  —  5 .5%
Akamai Technologies, Inc.
(a) (b)
................. 183,951 16,362,441
Amdocs Ltd. ............................ 143,568 13,198,206
Cloudflare, Inc. , Class A
(a) (b)
.................. 336,158 17,786,120
Cognizant Technology Solutions Corp. , Class A ..... 610,129 40,726,111
Concentrix Corp. ......................... 51,087 7,244,647
DXC Technology Co.
(a)
..................... 273,376 7,854,092
EPAM Systems, Inc.
(a)
...................... 65,244 21,703,417
Gartner, Inc.
(a)
........................... 91,232 30,849,188
Globant SA
(a) (b)
.......................... 48,384 7,846,917
GoDaddy, Inc. , Class A
(a)
.................... 185,984 15,274,866
International Business Machines Corp. .......... 1,070,777 144,265,785
Kyndryl Holdings, Inc.
(a)
..................... 235,340 3,151,203
MongoDB, Inc. , Class A
(a)
................... 78,813 16,882,533
Okta, Inc. , Class A
(a)
....................... 179,797 13,234,857
Snowflake, Inc. , Class A
(a)
................... 364,657 57,046,941
SS&C Technologies Holdings, Inc. ............. 262,753 15,857,144
Thoughtworks Holding, Inc.
(a) (b)
................ 103,796 1,120,997
Toast, Inc. , Class A
(a) (b)
..................... 302,993 6,759,774
Twilio, Inc. , Class A
(a)
...................... 207,035 12,388,974
VeriSign, Inc.
(a) (b)
......................... 110,316 24,054,404
Wix.com Ltd.
(a)
........................... 65,514 5,698,408
479,307,025
a
Professional Services  —  0 .6%
CACI International, Inc. , Class A
(a) (b)
............ 27,366 8,431,191
Clarivate PLC
(a) (b)
......................... 561,417 6,242,957
Dun & Bradstreet Holdings, Inc. ............... 298,551 4,373,772
KBR, Inc. .............................. 162,945 8,347,673
Leidos Holdings, Inc. ...................... 161,887 16,000,911
Security Shares Value
a
Professional Services (continued)
Science Applications International Corp. ......... 65,741 $ 6,822,601
50,219,105
a
Semiconductors & Semiconductor Equipment  —  23 .6%
Advanced Micro Devices, Inc.
(a)
............... 1,921,786 144,422,218
Allegro MicroSystems, Inc.
(a) (b)
................ 76,891 2,934,930
Analog Devices, Inc. ....................... 610,422 104,669,060
Applied Materials, Inc. ..................... 1,022,319 113,978,345
Broadcom, Inc. .......................... 453,972 265,578,160
Cirrus Logic, Inc.
(a)
........................ 64,919 5,868,028
Entegris, Inc. ............................ 176,382 14,235,791
GlobalFoundries, Inc.
(a) (b)
.................... 75,104 4,452,165
Intel Corp. ............................. 4,869,062 137,599,692
KLA Corp. .............................. 168,687 66,206,274
Lam Research Corp. ...................... 162,780 81,406,278
Lattice Semiconductor Corp.
(a)
................ 161,269 12,222,578
Marvell Technology, Inc. .................... 1,008,936 43,535,588
Microchip Technology, Inc. ................... 633,402 49,164,663
Micron Technology, Inc. ..................... 1,291,821 77,896,806
Monolithic Power Systems, Inc. ............... 53,923 23,001,395
NVIDIA Corp. ........................... 2,278,310 445,113,425
ON Semiconductor Corp.
(a)
.................. 515,765 37,882,939
Qorvo, Inc.
(a)
............................ 120,938 13,141,123
QUALCOMM, Inc. ........................ 1,333,216 177,597,703
Skyworks Solutions, Inc. .................... 191,142 20,962,543
Teradyne, Inc. ........................... 186,148 18,931,252
Texas Instruments, Inc. ..................... 1,079,747 191,341,966
Universal Display Corp. .................... 51,614 6,840,404
Wolfspeed, Inc.
(a) (b)
........................ 146,337 11,269,412
2,070,252,738
a
Software  —  34 .3%
Adobe, Inc.
(a)
............................ 552,466 204,600,258
Alteryx, Inc. , Class A
(a)
..................... 71,360 3,959,766
ANSYS, Inc.
(a)
........................... 103,397 27,540,825
AppLovin Corp. , Class A
(a) (b)
.................. 255,527 3,245,193
Aspen Technology, Inc.
(a) (b)
................... 32,151 6,390,011
Atlassian Corp. , Class A
(a) (b)
.................. 170,866 27,615,363
Autodesk, Inc.
(a) (b)
......................... 258,795 55,682,332
Bentley Systems, Inc. , Class B
(b)
............... 200,796 7,841,084
Black Knight, Inc.
(a)
........................ 183,680 11,129,171
Cadence Design Systems, Inc.
(a)
.............. 324,331 59,297,437
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 200,882 1,858,159
Ceridian HCM Holding, Inc.
(a) (b)
................ 162,644 11,755,908
Confluent, Inc. , Class A
(a) (b)
.................. 147,964 3,417,968
Coupa Software, Inc.
(a)
..................... 88,939 7,108,005
Crowdstrike Holdings, Inc. , Class A
(a)
............ 249,942 26,468,858
Datadog, Inc. , Class A
(a) (b)
................... 315,593 23,609,512
DocuSign, Inc.
(a)
......................... 234,806 14,238,636
Dolby Laboratories, Inc. , Class A
(b)
............. 72,363 5,757,200
DoubleVerify Holdings, Inc.
(a) (b)
................ 86,126 2,341,766
Dropbox, Inc. , Class A
(a) (b)
................... 321,705 7,473,207
Dynatrace, Inc.
(a)
......................... 236,389 9,084,429
Elastic NV
(a) (b)
........................... 92,407 5,437,228
Five9, Inc.
(a)
............................ 83,194 6,554,023
Fortinet, Inc.
(a)
........................... 767,127 40,151,427
Gen Digital, Inc. .......................... 664,821 15,297,531
Guidewire Software, Inc.
(a) (b)
.................. 97,401 7,133,649
HubSpot, Inc.
(a)
.......................... 55,037 19,098,389
Informatica, Inc. , Class A
(a) (b)
................. 41,738 742,936
Intuit, Inc. .............................. 327,889 138,588,844
Jamf Holding Corp.
(a) (b)
..................... 77,832 1,546,522
Manhattan Associates, Inc.
(a) (b)
................ 73,722 9,610,400
Microsoft Corp. .......................... 5,431,278 1,345,925,001

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
U.S. Technology ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Software (continued)
nCino, Inc.
(a) (b)
........................... 80,880 $ 2,313,168
NCR Corp.
(a) (b)
........................... 151,564 4,155,885
New Relic, Inc.
(a)
......................... 63,321 3,865,747
Nutanix, Inc. , Class A
(a)
..................... 272,919 7,606,253
Oracle Corp. ............................ 1,818,753 160,886,890
Palantir Technologies, Inc. , Class A
(a) (b)
.......... 2,186,636 17,012,028
Palo Alto Networks, Inc.
(a) (b)
.................. 349,650 55,468,476
Paycom Software, Inc.
(a)
.................... 60,857 19,714,017
Paycor HCM, Inc.
(a) (b)
...................... 65,079 1,634,134
Pegasystems, Inc. ........................ 49,354 1,918,884
Procore Technologies, Inc.
(a) (b)
................ 84,507 4,728,167
PTC, Inc.
(a)
............................. 125,179 16,884,144
RingCentral, Inc. , Class A
(a)
.................. 101,265 3,952,373
Roper Technologies, Inc.
(b)
................... 125,558 53,581,877
Salesforce, Inc.
(a)
......................... 1,145,105 192,343,287
SentinelOne, Inc. , Class A
(a) (b)
................ 226,927 3,424,328
ServiceNow, Inc.
(a) (b)
....................... 238,218 108,420,158
Smartsheet, Inc. , Class A
(a) (b)
................. 151,084 6,528,340
Splunk, Inc.
(a)
........................... 193,394 18,521,343
Synopsys, Inc.
(a)
......................... 181,272 64,124,970
Teradata Corp.
(a)
......................... 120,806 4,213,713
Tyler Technologies, Inc.
(a)
................... 48,907 15,785,712
UiPath, Inc. , Class A
(a) (b)
.................... 447,999 6,881,265
Unity Software, Inc.
(a) (b)
..................... 294,908 10,475,132
VMware, Inc. , Class A
(a)
.................... 251,367 30,784,917
Workday, Inc. , Class A
(a)
.................... 237,459 43,082,186
Zoom Video Communications, Inc. , Class A
(a)
...... 300,202 22,515,150
Zscaler, Inc.
(a) (b)
.......................... 100,297 12,452,876
3,003,776,458
a
Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  19 .1%
Apple, Inc. ............................. 10,799,734 $ 1,558,293,619
Dell Technologies, Inc. , Class C ............... 300,297 12,198,064
Hewlett Packard Enterprise Co. ............... 1,526,037 24,614,977
HP, Inc. ............................... 1,196,465 34,864,990
NetApp, Inc. ............................ 258,093 17,093,499
Pure Storage, Inc. , Class A
(a)
................. 334,365 9,676,523
Western Digital Corp.
(a)
..................... 377,791 16,603,915
1,673,345,587
a
Total Long-Term Investments — 99.8%
(Cost: $ 8,168,804,220 ) ............................... 8,745,204,670
a
Short-Term Securities
Money Market Funds  —  1 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.56%
(c) (d) (e)
...................... 124,446,292 124,520,960
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.18%
(c) (d)
............................ 14,049,423 14,049,423
a
Total Short-Term Securities — 1.6%
(Cost: $ 138,485,761 ) ................................ 138,570,383
Total Investments — 101.4%
(Cost: $ 8,307,289,981 ) ............................... 8,883,775,053
Liabilities in Excess of Other Assets — ( 1 .4 ) % ............... (125,084,757)
Net Assets — 100.0% ................................. $ 8,758,690,296
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 119,017,767  $ 5,374,591
(a)
$ —  $ 42,884  $ 85,718  $ 124,520,960  124,446,292  $ 292,527
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 6,440,000  7,609,423
(a)
—  —  —  14,049,423  14,049,423  194,736  9
$ 42,884  $ 85,718
$ 138,570,383
$ 487,263  $ 9
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Technology ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2023
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector Index ........................................... 26 03/17/23 $ 1,880 $ 211,363
E-Mini Technology Select Sector Index ....................................................... 79 03/17/23 10,870 409,680
$ 621,043
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 8,745,204,670  $ —  $ —  $ 8,745,204,670
Short-Term Securities
Money Market Funds ...................................... 138,570,383  —  —  138,570,383
$ 8,883,775,053  $ —  $ —  $ 8,883,775,053
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 621,043  $ —  $ —  $ 621,043
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares